Related party transactions	12 Months Ended
Mar. 31, 2018
Related party transactions

31. Related party transactions

The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and other related parties. At March 31, 2017 and 2018, outstanding loans to such related parties were not considered significant. At March 31, 2017 and 2018, there were no loans to these related parties that were considered impaired.